Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ 1,805	€ 1,415	[1]	€ 1,207	[1]
Other operating income	859	697	[1]	783	[1]
Other operating income/(expenses), net related to the Regeneron Alliance	(1,373)	(926)		(633)
Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	1,568	1,090		715
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	195	164		82
Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	1,429	1,001		681
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	1,253	727		253
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	127	75		21
Monoclonal Antibody Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	303	349		449
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	68	89		62
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ 12	€ 14		€ 14

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.